DEBT (Details 1) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Current equipment lease financing payments	$ 258,541	$ 258,541
Less: Amount representing interest	(9,747)	(18,068)
Current equipment lease financing, net	248,794	240,473
Long-term equipment lease financing payments	79,844	273,750
Less: Amount representing interest	(1,022)	(7,279)
Long-term equipment lease financing, net	$ 78,822	$ 266,471